SIGNIFICANT ACCOUNTING POLICIES (Other Intangible Assets Estimated Useful Lives) (Details)	12 Months Ended
Sep. 30, 2012
Computer Software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years
Computer Software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Domain names and trademarks[Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years
Domain names and trademarks[Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	11 years
Courseware [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	1 year
Courseware [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Website [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Business Contracts [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years
Business Contracts [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years 6 months
Noncompete Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	15 years